Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Restricted Stock Activity

A summary of the restricted stock activity is presented as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value

Outstanding at
December 31, 2021	317,586	$3.27
Granted	966,801	0.63
Vested	(405,542)	2.69
Forfeited	(35,000)	2.00
December 31, 2022	843,845	$0.56

Schedule of Stock Option Activity

Stock option transactions for the nine months ended September 30, 2023 and the year ended December 31, 2022 are summarized as follows:

			Weighted
			Average		Weighted
		Weighted	Remaining		Average
		Average	Contractual	Aggregate	Grant
Stock Options	Number of Options	Exercise Price	Term (Years)	Intrinsic Value	Date Fair Value
Outstanding - December 31, 2021	21,923	$14.24	3.25	$-	$-
Vested and Exercisable - December 31, 2021	21,923	$14.24	3.25	$-	$-
Unvested and non-exercisable - December 31, 2021	-	$-	-	$-	$-
Granted	71,558	$5.59			$4.99
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding - December 31, 2022	93,481	$7.62	3.68	$-	$-
Vested and Exercisable - December 31, 2022	64,823	$8.45	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	28,658	$5.74	4.16	$-	$-
Granted	254,824	$6.97			$0.29
Exercised	-	$-
Cancelled/Forfeited	(348,306)	$7.14
Outstanding - September 30, 2023	-	$-	-	$-	$-
Vested and Exercisable - September 30, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - September 30, 2023	-	$-	-	$-	$-

The following table represents option activity during the year ended December 31, 2022:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Outstanding at December 31, 2021	175,384	$1.78	3.3
Options granted	572,462	1.26	7.0
Outstanding at December 31, 2022	747,846	$1.36	4.2
Exercisable at December 31, 2022	428,962	$1.46	3.4

Schedule of Fair Value Assumptions

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

Expected term (years)	5.00
Expected volatility	62%
Expected dividends	0%
Risk free interest rate	1.64%

Year Ended December 31, 2022
Valuation assumptions:
Risk-free rate	1.64%
Expected volatility	62%
Expected term (years)	5
Dividend yield	0

Schedule of Company Nonvested Shares

A summary of the Company’s nonvested shares (due to service based restrictions) as of September 30, 2023 and December 31, 2022, is presented below:

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
Balance - December 31, 2021	39,698	$26.16
Granted	120,850	5.04
Vested	(50,693)	21.52
Cancelled/Forfeited	(4,375)	16.00
Balance - December 31, 2022	105,481	0.56
Granted	836,800	2.33
Vested	(196,594)	2.90
Cancelled/Forfeited	(23,379)	2.21
Balance - September 30, 2023	722,308	$0.71

Schedule of Stock Warrant Activity

Warrant activity for the nine months ended September 30, 2023 and the year ended December 31, 2022 are summarized as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Warrants	Price	Term (Years)	Value
Outstanding - December 31, 2021	203,629	$4.15	3.22	$-
Vested and Exercisable - December 31, 2021	203,629	$4.15	3.22	$-
Unvested - December 31, 2021	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2022	203,629	$4.15	2.22	$82,756
Vested and Exercisable - December 31, 2022	203,629	$4.15	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - September 30, 2023	203,629	$4.15	1.48	$159,271
Vested and Exercisable - September 30, 2023	203,629	$4.15	1.48	$159,271
Unvested and non-exercisable - September 30, 2023	-	$-	-	$-